Note 08 - Property, Plant and Equipment, Net, Additional Information (Detail)	Sep. 03, 2010
Accounting treatment of Assigment Agreement
Period equivalent of maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas	40 years